Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (71,610)	$ (96,583)
Other comprehensive income (loss) before reclassifications	7,732	(2,118)
Amount reclassified from accumulated other comprehensive income (loss)	(8,303)	27,091
Net current-period other comprehensive income (loss)	(1,797)	24,548	$ (72,147)
Ending balance	(72,181)	(71,610)	(96,583)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(571)	24,973
Components of accumulated other comprehensive income loss, tax	(571)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	8,520	(22,112)
Other comprehensive income (loss) before reclassifications	18,619	7,309
Amount reclassified from accumulated other comprehensive income (loss)	(11,878)	23,323
Net current-period other comprehensive income (loss)	6,741	30,632
Ending balance	15,261	8,520	(22,112)
Unrealized gains (losses) on available-for-sale marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	28	87
Other comprehensive income (loss) before reclassifications	0	2
Amount reclassified from accumulated other comprehensive income (loss)	(11)	(61)
Net current-period other comprehensive income (loss)	(11)	(59)
Ending balance	17	28	87
Pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(46,751)	(54,643)
Other comprehensive income (loss) before reclassifications	(3,642)	4,063
Amount reclassified from accumulated other comprehensive income (loss)	3,586	3,829
Net current-period other comprehensive income (loss)	(56)	7,892
Ending balance	(46,807)	(46,751)	(54,643)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(33,407)	(19,915)
Other comprehensive income (loss) before reclassifications	(7,245)	(13,492)
Amount reclassified from accumulated other comprehensive income (loss)	0	0
Net current-period other comprehensive income (loss)	(7,245)	(13,492)
Ending balance	$ (40,652)	$ (33,407)	$ (19,915)